Financial result - Summary of other financial income and financial expenses (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Interest income	€ 2,744	€ 69	€ 4,999	€ 75
Foreign currency gains	1,210	6,946	1,749	8,699
Other financial income	3,954	7,015	6,748	8,774
Interest expenses	(206)	(376)	(401)	(538)
Foreign currency losses	(805)	(31)	(4,119)	(986)
Losses on other financial instruments	(133)	0	(133)	0
Other financial expenses	(1,144)	(407)	(4,653)	(1,524)
Change in fair value of liabilities for warrants	(13,105)	(2,786)	(5,708)	13,743
Finance income (cost)	€ (10,295)	€ 3,822	€ (3,613)	€ 20,993